Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Class A
Trading Symbol	RKCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Climate Solutions Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 18.21% versus the Fund’s Class A shares return of 6.95% (without sales charges) for the fiscal year ended November 30, 2025. The Fund underperformed due to stock selection within the Information Technology, Industrials and Materials sectors. Air Products & Chemicals (APD US) within the Materials sector was the top detracting position during the period. Health Care was the top contributing sector due to stock selection and our underweight allocation within the sector. GE Vernova (GEV US) within the Industrials sector was the top contributing position during the period.

Performance Past Does Not Indicate Future [Text]	The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge.The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A (without sales charge)	6.95	3.35
Class A (with maxmimun 5.25% sales charge)	1.33	2.08
MSCI ACWI Net Total Return Index (USD)	18.21	9.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 81,646,929
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 469,622
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$81,646,929
Number of Holdings	47
Net Advisory Fee	$469,622
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? ( % of net assets as of  November 30, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Mueller Industries, Inc.	4.6%
StoneX Group, Inc.	4.5%
Schneider Electric SE	3.6%
SSE PLC	3.3%
Chubb Ltd.	3.3%
Bureau Veritas SA	3.0%
Halma PLC	2.8%
TE Connectivity PLC	2.7%
Veralto Corp.	2.7%
Trimble, Inc.	2.7%
Geographic Breakdown
[1]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Institutional Class
Trading Symbol	RKCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Climate Solutions Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 18.21% versus the Fund’s Institutional Class shares return of 7.22% for the fiscal year ended November 30, 2025. The Fund  underperformed due to stock selection within the Information Technology, Industrials and Materials sectors. Air Products & Chemicals (APD US) within the Materials sector was the top detracting position during the period. Health Care was the top contributing sector due to stock selection and our underweight allocation within the sector. GE Vernova (GEV US) within the Industrials sector was the top contributing position during the period.

Performance Past Does Not Indicate Future [Text]	The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted.The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year**
Institutional Class	7.22	4.97	9.62
MSCI ACWI Net Total Return Index (USD)	18.21	11.97	11.41
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 81,646,929
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 469,622
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$81,646,929
Number of Holdings	47
Net Advisory Fee	$469,622
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? ( % of net assets as of  November 30, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Mueller Industries, Inc.	4.6%
StoneX Group, Inc.	4.5%
Schneider Electric SE	3.6%
SSE PLC	3.3%
Chubb Ltd.	3.3%
Bureau Veritas SA	3.0%
Halma PLC	2.8%
TE Connectivity PLC	2.7%
Veralto Corp.	2.7%
Trimble, Inc.	2.7%
Geographic Breakdown
[3]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class A
Trading Symbol	RKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.30%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 4.09%  versus the Fund’s Class A shares return of -3.02% (without sales charges)  for the fiscal year ended November 30, 2025. The Fund underperformed as stock selection in the Health Care, Communication Services, and Information Technology sectors detracted from performance. SunOpta (STKL US) in the Consumer Staples sector was the top detracting stock during the period. Stock selection within the Industrials and Financial sectors contributed positively to performance. Kratos Defense & Security (KTOS US) within the Industrials sector was the top contributing position during the period.

Performance Past Does Not Indicate Future [Text]	The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge.The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class A (without sales charge)	-3.02	9.29
Class A (with maximun 5.25% sales charge)	-8.11	6.80
Russell 2000 Total Return Index	4.09	11.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 97,602,361
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 732,238
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$97,602,361
Number of Holdings	39
Net Advisory Fee	$732,238
Portfolio Turnover	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? ( % of net assets as of  November 30, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Korn Ferry	4.6%
StoneX Group, Inc.	4.2%
HA Sustainable Infrastructure Capital, Inc.	3.9%
Invesco Government & Agency Portfolio	3.9%
Q2 Holdings, Inc.	3.5%
ONE Gas, Inc.	3.5%
ePlus, Inc.	3.5%
Helios Technologies, Inc.	3.4%
Agilysys, Inc.	3.2%
Stewart Information Services Corp.	3.2%
[4]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025
Class I
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class I
Trading Symbol	RKSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 4.09%  versus the Fund’s Class I shares return of -2.77%  for the fiscal year ended November 30, 2025. The Fund underperformed as stock selection in the Health Care, Communication Services, and Information Technology sectors detracted from performance. SunOpta (STKL US) in the Consumer Staples sector was the top detracting stock during the period. Stock selection within the Industrials and Financial sectors contributed positively to performance. Kratos Defense & Security (KTOS US) within the Industrials sector was the top contributing position during the period.

Performance Past Does Not Indicate Future [Text]	The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted.The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class I	-2.77	9.55
Russell 2000 Total Return Index	4.09	11.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 97,602,361
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 732,238
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$97,602,361
Number of Holdings	39
Net Advisory Fee	$732,238
Portfolio Turnover	73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? ( % of net assets as of  November 30, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Korn Ferry	4.6%
StoneX Group, Inc.	4.2%
HA Sustainable Infrastructure Capital, Inc.	3.9%
Invesco Government & Agency Portfolio	3.9%
Q2 Holdings, Inc.	3.5%
ONE Gas, Inc.	3.5%
ePlus, Inc.	3.5%
Helios Technologies, Inc.	3.4%
Agilysys, Inc.	3.2%
Stewart Information Services Corp.	3.2%
[5]
Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Accountant Change Statement [Text Block]
CHANGE IN ACCOUNTANT
Effective February 11, 2025, Deloitte & Touche LLP (“Deloitte”) ceased to serve as the independent registered public accounting firm of the Fund. The Board of Trustees of Trust for Professional Managers (the “Board”), and the Audit Committee of the Board, approved Cohen & Company, Ltd. to serve as the new independent registered public accounting firm of the Fund for the fiscal year ended November 30, 2025. There were no disagreements with Deloitte during the fiscal years ended November 30, 2023 and 2024, and the subsequent interim period of December 1, 2024 through February 11, 2025.

Accountant Change Date	Feb. 11, 2025

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
**	Performance prior to July 21, 2021 is that of its predecessor fund, the Rockefeller Climate Solutions Fund, L.P.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.